Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 85.5%
Abbott Laboratories	7,306,580	$634,649,539
ABIOMED Inc.(a)(b)	221,370	37,763,508
AngioDynamics Inc.(a)(b)	183,954	2,945,104
AtriCure Inc.(a)(b)	193,891	6,303,396
Axogen Inc.(a)(b)	174,143	3,115,418
Baxter International Inc.	2,502,959	209,297,432
Becton Dickinson and Co.	817,653	222,377,086
Boston Scientific Corp.(a)	4,871,209	220,276,071
Cantel Medical Corp.(b)	183,682	13,023,054
Cardiovascular Systems Inc.(a)(b)	172,565	8,384,933
CONMED Corp.(b)	139,125	15,558,349
CryoLife Inc.(a)(b)	183,861	4,980,794
CryoPort Inc.(a)(b)	174,290	2,868,813
Danaher Corp.	2,457,430	377,166,356
DexCom Inc.(a)	447,032	97,783,780
Edwards Lifesciences Corp.(a)(b)	926,781	216,208,739
Glaukos Corp.(a)(b)	191,147	10,411,777
Globus Medical Inc., Class A(a)	377,352	22,218,486
Heska Corp.(a)(b)	34,532	3,313,000
Hill-Rom Holdings Inc.(b)	327,294	37,157,688
Hologic Inc.(a)	1,314,558	68,633,073
IDEXX Laboratories Inc.(a)	420,545	109,816,916
Inogen Inc.(a)(b)	89,509	6,116,150
Insulet Corp.(a)	302,916	51,859,219
Integer Holdings Corp.(a)	160,205	12,885,288
Integra LifeSciences Holdings Corp.(a)	349,388	20,362,333
Intuitive Surgical Inc.(a)(b)	371,364	219,531,829
iRhythm Technologies Inc.(a)(b)	129,556	8,821,468
LeMaitre Vascular Inc.(b)	80,362	2,889,014
LivaNova PLC(a)(b)	237,278	17,897,879
Masimo Corp.(a)	240,513	38,015,485
Medtronic PLC	5,541,242	628,653,905
Mesa Laboratories Inc.(b)	19,686	4,909,688
Natus Medical Inc.(a)	167,123	5,513,388
Nevro Corp.(a)(b)	152,009	17,867,138
NuVasive Inc.(a)(b)	255,289	19,744,051
Orthofix Medical Inc.(a)(b)	93,416	4,313,951
Penumbra Inc.(a)(b)	157,470	25,867,597
ResMed Inc.	704,897	109,237,888
Steris PLC	415,640	63,351,849
Stryker Corp.	1,078,172	226,351,430
Surmodics Inc.(a)(b)	67,319	2,789,026
Tactile Systems Technology Inc.(a)(b)	93,282	6,297,468
Tandem Diabetes Care Inc.(a)(b)	275,214	16,405,507

Security	Shares	Value

Health Care Equipment (continued)
Teleflex Inc.	226,963	$85,437,952
Varex Imaging Corp.(a)(b)	188,110	5,607,559
Varian Medical Systems Inc.(a)	445,620	63,282,496
Wright Medical Group NV(a)(b)	622,123	18,962,309
Zimmer Biomet Holdings Inc.	1,008,348	150,929,529

		4,158,154,708

Health Care Services — 0.2%
BioTelemetry Inc.(a)(b)	166,639	7,715,386

Health Care Supplies — 0.1%
STAAR Surgical Co.(a)(b)	141,940	4,992,030

Life Sciences Tools & Services — 14.0%
Bio-Rad Laboratories Inc., Class A(a)	105,929	39,196,908
Bruker Corp.(b)	498,256	25,396,108
NanoString Technologies Inc.(a)(b)	164,692	4,581,731
Thermo Fisher Scientific Inc.	1,657,733	538,547,720
Waters Corp.(a)(b)	315,881	73,805,596

		681,528,063

Total Common Stocks — 99.8% (Cost: $4,292,741,189)		4,852,390,187

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	144,965,128	145,023,114
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	5,358,766	5,358,766

		150,381,880

Total Short-Term Investments — 3.1% (Cost: $150,353,136)		150,381,880

Total Investments in Securities — 102.9% (Cost: $4,443,094,325)		5,002,772,067

Other Assets, Less Liabilities — (2.9)%		(141,320,059)

Net Assets — 100.0%		$4,861,452,008

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,918,125	45,047,003	144,965,128	$145,023,114	$917,149	(a)	$(11,932)	$(3,439)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775,289	(1,416,523)	5,358,766	5,358,766	83,481		—	—

				$150,381,880	$1,000,630		$(11,932)	$(3,439)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Health Care Index	65	03/20/20	$6,705	$32,911
E-mini S&P Select Sector Technology Index	23	03/20/20	2,125	19,846

				$52,757

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,852,390,187	$—	$—	$4,852,390,187
Money Market Funds	150,381,880	—	—	150,381,880

	$5,002,772,067	$—	$—	$5,002,772,067

Derivative financial instruments(a)
Assets
Futures Contracts	$52,757	$—	$—	$52,757

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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